Other Operating Gains, Net	6 Months Ended
Jun. 30, 2021
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Other Operating Gains, Net
Note 6: Other Operating Gains, Net
Other operating gains, net, were $14 million and $31
 million for the three and six months ended June 30, 2021, respectively. Both periods included a gain on the sale of a business and income related to a license that allows the Refinitiv business of LSEG to use the “Reuters” mark to brand certain products and services. Additionally, the six-month period included a $
9
 million benefit from the revaluation of warrants that the Company previously held in Refinitiv (see note 8).

Other operating gains, net, were $80 million and $48 million for the three and six months ended June 30, 2020, respectively, and included a benefit

of

$54 million and $1 million, respectively, related to the revaluation of the warrants. Additionally, both periods included income related to the license for the “Reuters” mark referred to above and gains associated with the sale of certain real estate. The six-month period also included a gain associated with a distribution from an investment.